Discontinued Operation (Details) - Schedule of related to the condensed consolidated statement of financial position - Parent Company [Member]	Sep. 30, 2022 USD ($)
Assets
Property, plant and equipment	$ 198,125
Right of use assets	183,962
Non-current assets	382,087
Other receivables and prepayments	510,492
Loans receivables	8,060,849
Cash and cash equivalents	577,650
Current assets	9,148,991
Total assets	9,531,078
Equity
Share capital	8,523,538
Statutory reserves	589,659
Accumulated deficit	(4,693,240)
Accumulated other comprehensive (loss) income	(146,260)
Equity attributable to owners of the Company	4,273,697
Non-controlling interests	(574,178)
Total equity	3,699,519
Liabilities
Lease liabilities	62,801
Non-current liabilities	62,801
Accounts and other payables	3,833,349
Taxes payable	1,854,936
Lease liabilities	80,473
Current liabilities	5,768,758
Total liabilities	5,831,559
Total equity and liabilities	$ 9,531,078